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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   FORM N-PX

                    ANNUAL REPORT OF PROXY VOTING RECORD OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-04096

                           MFS MUNICIPAL SERIES TRUST
               (Exact name of registrant as specified in charter)

              111 Huntington Avenue, Boston, Massachusetts 02199
              (Address of principal executive offices) (Zip code)

                                Susan S. Newton
                    Massachusetts Financial Services Company
                             111 Huntington Avenue
                          Boston, Massachusetts 02199
                    (Name and address of agents for service)

      Registrant's telephone number, including area code: (617) 954-5000

                       Date of fiscal year end: March 31

             Date of reporting period: July 1, 2013 - June 30, 2014

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ITEM 1. PROXY VOTING RECORD.

******************************* FORM N-Px REPORT *******************************

ICA File Number: 811-04096
Reporting Period: 07/01/2013 - 06/30/2014
MFS Municipal Series Trust









======================= MFS Alabama Municipal Bond Fund ========================

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.



======================= MFS Arkansas Municipal Bond Fund =======================

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.



====================== MFS California Municipal Bond Fund ======================


SOUTHERN CALIF PUB PWR AUTH  NAT GAS PROJ REV

Ticker:                      Security ID:  842471AY0
Meeting Date: SEP 13, 2013   Meeting Type: Written Consent
Record Date:  JUL 26, 2013

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     To Approve the Proposed Amendments      None      For          Management
      Which Are More Fully Described In The
      Consent Statement Dated July 30, 2013




======================= MFS Georgia Municipal Bond Fund ========================

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.



======================= MFS Maryland Municipal Bond Fund =======================

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.



==================== MFS Massachusetts Municipal Bond Fund =====================


MASSACHUSETTS DEV FIN AGY SR LIVING FAC REV

Ticker:                      Security ID:  57563TAF2
Meeting Date: AUG 13, 2013   Meeting Type: Written Consent
Record Date:  JUL 09, 2013

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     To Accept The Plan                      None      For          Management
2     Opt Out Release                         None      Against      Management




===================== MFS Mississippi Municipal Bond Fund ======================

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.



========================== MFS Municipal Income Fund ===========================

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.



======================= MFS New York Municipal Bond Fund =======================

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.



==================== MFS North Carolina Municipal Bond Fund ====================

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.



===================== MFS Pennsylvania Municipal Bond Fund =====================

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.



==================== MFS South Carolina Municipal Bond Fund ====================

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.



====================== MFS Tennessee Municipal Bond Fund =======================

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.



======================= MFS Virginia Municipal Bond Fund =======================

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.



==================== MFS West Virginia Municipal Bond Fund =====================

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.
========== END NPX REPORT

                                   SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: MFS MUNICIPAL SERIES TRUST

By (Signature and Title): JOHN M. CORCORAN*
                          -------------------------------------
                          John M. Corcoran, Principal Executive
                          Officer & President

Date: August 25, 2014

*By (Signature and Title) /s/ Susan S. Newton
                          -------------------------------------
                          Susan S. Newton, as attorney-in-fact

* Executed by Susan S. Newton on behalf of John M. Corcoran pursuant to a Power of Attorney dated July 8th, 2013. (1)

(1) Incorporated by reference to MFS Municipal Series Trust (File Nos. 2-92915 and 811-4096) Post-Effective Amendment No. 56 filed with the SEC via EDGAR on July 26, 2013.